UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 812-15842

Lazard Active ETF Trust

(Exact name of registrant as specified in charter)

30 Rockefeller Plaza

New York, New York 10112

(Address of principal executive offices) (Zip code)

Mark R. Anderson, Esq.

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end: 12/31

Date of reporting period: 6/30/25

ITEM 1. REPORTS TO STOCKHOLDERS.

Lazard Equity Megatrends ETF

NASDAQ: THMZ

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Equity Megatrends ETF for the period of April 7, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Equity Megatrends ETF	$13	0.50%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Lazard Equity Megatrends ETF	MSCI ACWI Index
03/25	$10,000	$10,000
04/25	$11,136	$10,000
05/25	$11,696	$10,575
06/25	$12,192	$11,050

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Equity Megatrends ETF	21.39%
MSCI ACWI Index	20.67%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$36,296,951
# of Portfolio Holdings	55
Portfolio Turnover Rate	2%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$39,600

Top 10 Holdings (% of Net Assets)

Microsoft Corp.	4.5%
Alphabet, Inc., Class A	3.9%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.7%
Amazon.com, Inc.	3.5%
Broadcom, Inc.	2.6%
Reliance Industries Ltd. GDR	2.1%
Applied Materials, Inc.	2.1%
SAP SE	2.1%
Siemens AG	2.0%
Apple, Inc.	2.0%

Sector Allocation (% of Net Assets)

Information Technology	42.0%
Industrials	16.4%
Health Care	15.7%
Financials	9.5%
Consumer Discretionary	6.0%
Communication Services	5.9%
Energy	2.1%
Other (includes short-term investments)	2.4%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard International Dynamic Equity ETF

NYSE Arca: IEQ

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard International Dynamic Equity ETF for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard International Dynamic Equity ETF	$65	1.18%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Lazard International Dynamic Equity ETF	MSCI EAFE/ACWI ex US Linked Index	MSCI ACWI ex USA Index
6/15	$10,000	$10,000	$10,000
7/15	$10,123	$10,208	$9,972
8/15	$9,406	$9,457	$9,210
9/15	$9,079	$8,977	$8,783
10/15	$9,724	$9,678	$9,437
11/15	$9,662	$9,528	$9,242
12/15	$9,557	$9,399	$9,068
1/16	$8,945	$8,720	$8,451
2/16	$8,644	$8,560	$8,354
3/16	$9,194	$9,117	$9,034
4/16	$9,298	$9,381	$9,272
5/16	$9,412	$9,296	$9,115
6/16	$8,966	$8,984	$8,976
7/16	$9,422	$9,439	$9,419
8/16	$9,365	$9,445	$9,479
9/16	$9,511	$9,562	$9,596
10/16	$9,344	$9,366	$9,458
11/16	$9,167	$9,179	$9,239
12/16	$9,449	$9,493	$9,476
1/17	$9,799	$9,769	$9,811
2/17	$9,895	$9,908	$9,968
3/17	$10,234	$10,181	$10,220
4/17	$10,531	$10,440	$10,439
5/17	$10,807	$10,823	$10,778
6/17	$10,828	$10,804	$10,811
7/17	$11,114	$11,116	$11,210
8/17	$11,167	$11,112	$11,268
9/17	$11,443	$11,388	$11,478
10/17	$11,655	$11,561	$11,694
11/17	$11,698	$11,682	$11,789
12/17	$11,809	$11,870	$12,052
1/18	$12,437	$12,465	$12,723
2/18	$11,766	$11,903	$12,123
3/18	$11,658	$11,688	$11,910
4/18	$11,820	$11,955	$12,100
5/18	$11,550	$11,686	$11,820
6/18	$11,333	$11,543	$11,598
7/18	$11,647	$11,828	$11,876
8/18	$11,334	$11,599	$11,627
9/18	$11,400	$11,700	$11,680
10/18	$10,507	$10,769	$10,730
11/18	$10,409	$10,755	$10,832
12/18	$9,889	$10,233	$10,341
1/19	$10,639	$10,906	$11,123
2/19	$10,821	$11,184	$11,340
3/19	$10,912	$11,254	$11,408
4/19	$11,116	$11,570	$11,709
5/19	$10,468	$11,015	$11,080
6/19	$11,025	$11,668	$11,748
7/19	$10,707	$11,520	$11,605
8/19	$10,423	$11,222	$11,247
9/19	$10,718	$11,543	$11,536
10/19	$11,071	$11,958	$11,939
11/19	$11,196	$12,093	$12,044
12/19	$11,606	$12,486	$12,566
1/20	$11,374	$12,225	$12,228
2/20	$10,479	$11,120	$11,262
3/20	$9,039	$9,636	$9,631
4/20	$9,561	$10,258	$10,361
5/20	$9,956	$10,705	$10,700
6/20	$10,212	$11,069	$11,184
7/20	$10,375	$11,327	$11,682
8/20	$10,829	$11,910	$12,182
9/20	$10,608	$11,600	$11,883
10/20	$10,225	$11,137	$11,627
11/20	$11,584	$12,863	$13,191
12/20	$12,234	$13,461	$13,904
1/21	$12,103	$13,318	$13,935
2/21	$12,483	$13,617	$14,210
3/21	$12,921	$13,930	$14,390
4/21	$13,324	$14,349	$14,814
5/21	$13,870	$14,817	$15,277
6/21	$13,692	$14,650	$15,178
7/21	$13,882	$14,761	$14,928
8/21	$14,085	$15,021	$15,212
9/21	$13,445	$14,585	$14,725
10/21	$13,848	$14,944	$15,076
11/21	$13,232	$14,248	$14,397
12/21	$13,939	$14,978	$14,992
1/22	$13,590	$14,254	$14,440
2/22	$13,067	$14,002	$14,154
3/22	$13,017	$14,092	$14,177
4/22	$12,145	$13,180	$13,286
5/22	$12,544	$13,279	$13,382
6/22	$11,398	$12,047	$12,231
7/22	$11,946	$12,647	$12,649
8/22	$11,255	$12,047	$12,242
9/22	$10,189	$10,920	$11,019
10/22	$10,816	$11,507	$11,348
11/22	$12,247	$12,803	$12,688
12/22	$12,064	$12,813	$12,593
1/23	$13,084	$13,851	$13,614
2/23	$12,813	$13,562	$13,137
3/23	$13,110	$13,898	$13,458
4/23	$13,368	$14,290	$13,691
5/23	$12,839	$13,771	$13,194
6/23	$13,510	$14,389	$13,786
7/23	$14,001	$14,974	$14,346
8/23	$13,463	$14,297	$13,698
9/23	$13,140	$13,846	$13,266
10/23	$12,752	$13,274	$12,718
11/23	$13,837	$14,469	$13,863
12/23	$14,455	$15,196	$14,560
1/24	$14,403	$15,045	$14,415
2/24	$15,027	$15,426	$14,780
3/24	$15,534	$15,908	$15,242
4/24	$15,235	$15,623	$14,968
5/24	$16,079	$16,076	$15,403
6/24	$16,015	$16,061	$15,388
7/24	$16,404	$16,433	$15,744
8/24	$16,740	$16,901	$16,193
9/24	$17,026	$17,356	$16,629
10/24	$16,453	$16,504	$15,813
11/24	$16,492	$16,355	$15,670
12/24	$16,143	$16,037	$15,365
1/25	$16,868	$16,683	$15,984
2/25	$17,388	$16,915	$16,206
3/25	$17,525	$16,877	$16,169
4/25	$18,006	$17,486	$16,753
5/25	$18,899	$18,287	$17,521
6/25	$19,670	$18,907	$18,115

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Lazard International Dynamic Equity ETF	22.32%	13.91%	6.95%
MSCI EAFE/ACWI ex US Linked Index	17.72%	11.30%	6.58%
MSCI ACWI ex USA Index	17.72%	10.13%	6.12%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$39,519,963
# of Portfolio Holdings	260
Portfolio Turnover Rate	61%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$61,394

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	2.8%
Novartis AG	2.1%
Mitsubishi Electric Corp.	1.6%
Japan Post Holdings Co. Ltd.	1.5%
WH Group Ltd.	1.4%
Roche Holding AG	1.4%
Tencent Holdings Ltd.	1.4%
Wolters Kluwer NV	1.4%
Ferrari NV	1.3%
Vinci SA	1.3%

Sector Allocation (% of Net Assets)

Financials	26.2%
Industrials	15.2%
Information Technology	13.2%
Consumer Discretionary	9.5%
Health Care	7.7%
Consumer Staples	7.1%
Communication Services	6.9%
Materials	5.3%
Energy	4.5%
Utilities	3.0%
Other (includes short-term investments)	1.5%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Japanese Equity ETF

NASDAQ: JPY

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Japanese Equity ETF for the period of April 7, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Japanese Equity ETF	$15	0.60%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Lazard Japanese Equity ETF	TOPIX Net Total Return Index
03/25	$10,000	$10,000
04/25	$10,984	$10,000
05/25	$11,472	$10,389
06/25	$11,727	$10,579

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Japanese Equity ETF	17.27%
TOPIX Net Total Return Index	16.00%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$37,366,254
# of Portfolio Holdings	59
Portfolio Turnover Rate	3%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$48,240

Top 10 Holdings (% of Net Assets)

Mitsubishi UFJ Financial Group, Inc.	4.8%
Sony Group Corp.	4.3%
Hitachi Ltd.	3.8%
Sumitomo Mitsui Financial Group, Inc.	3.8%
Tokio Marine Holdings, Inc.	3.4%
Mizuho Financial Group, Inc.	3.2%
Tokyo Electron Ltd.	3.1%
Takeda Pharmaceutical Co. Ltd.	2.9%
Mitsubishi Corp.	2.9%
Nippon Telegraph & Telephone Corp.	2.7%

Sector Allocation (% of Net Assets)

Industrials	23.2%
Financials	20.0%
Consumer Discretionary	14.6%
Information Technology	10.8%
Materials	8.7%
Consumer Staples	6.4%
Communication Services	6.3%
Health Care	2.9%
Real Estate	2.7%
Utilities	2.1%
Other (includes short-term investments)	2.3%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

Lazard Next Gen Technologies ETF

NASDAQ: TEKY

Semi-Annual Shareholder Report - June 30, 2025

This semi-annual shareholder report contains important information about the Lazard Next Gen Technologies ETF for the period of April 7, 2025 to June 30, 2025. You can find additional information about the Portfolio at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#tsr. You can also request this information by contacting us at Contact.US@Lazard.com or (800) 823-6300.

What were the Portfolio costs for the last six months?

(based on a $10,000 investment)

Fund Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference1
Lazard Next Gen Technologies ETF	$14	0.50%
Footnote	Description
Footnote[1]	Annualized

Portfolio Performance

	Lazard Next Gen Technologies ETF	MSCI World Index
03/25	$10,000	$10,000
04/25	$11,520	$10,000
05/25	$12,676	$10,592
06/25	$13,768	$11,049

Average Annual Total Returns (%)

Fund	Since Inception 4/7/25
Lazard Next Gen Technologies ETF	37.16%
MSCI World Index	21.58%

The performance quoted represents past performance. Past performance does not guarantee future results. The performance graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

The current performance may be lower or higher than the performance data quoted. Updated performance information is available at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs.

Key Portfolio Statistics

Total Net Assets	$43,697,172
# of Portfolio Holdings	57
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net of Waivers/Reimbursements)	$42,815

Top 10 Holdings (% of Net Assets)

NVIDIA Corp.	4.7%
Broadcom, Inc.	3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3.2%
Meta Platforms, Inc., Class A	3.1%
Microsoft Corp.	2.9%
Advantest Corp.	2.7%
Eaton Corp. PLC	2.5%
SK Hynix, Inc.	2.4%
Amphenol Corp., Class A	2.3%
Palo Alto Networks, Inc.	2.3%

Sector Allocation (% of Net Assets)

Information Technology	68.9%
Industrials	7.9%
Financials	6.0%
Communication Services	6.0%
Consumer Discretionary	4.2%
Health Care	3.1%
Other (includes short-term investments)	3.8%

Additional Information

If you wish to view additional information about the Portfolio including, but not limited to, the prospectus, financial information and proxy voting information please visit: https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs#documents.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Lazard Active ETF Trust

Semi-Annual Financial Statements

June 30, 2025

Equity

Lazard Equity Megatrends ETF

Lazard International Dynamic Equity ETF
Lazard Japanese Equity ETF

Lazard Next Gen Technologies ETF

Lazard Active ETF Trust Table of Contents

2	Portfolios of Investments (N-CSR Item 7)
2	Lazard Equity Megatrends ETF
5	Lazard International Dynamic Equity ETF
16	Lazard Japanese Equity ETF
18	Lazard Next Gen Technologies ETF
21	Abbreviations (N-CSR Item 7)
22	Statements of Assets and Liabilities (N-CSR Item 7)
24	Statements of Operations (N-CSR Item 7)
26	Statements of Changes in Net Assets (N-CSR Item 7)
28	Financial Highlights (N-CSR Item 7)
32	Notes to Financial Statements (N-CSR Item 7)
54	Other Information (N-CSR Item 7)
55	Additional Information (N-CSR Items 8-11)

Please consider a Portfolio’s investment objective, risks, charges and expenses carefully before investing. For more complete information about Lazard Active ETF Trust (the “Fund”), you may obtain a prospectus or the Portfolio’s summary prospectus by calling 800-823-6300, or online, at https://www.lazardassetmanagement.com/us/en_us/investment-solutions/how-to-invest/etfs. Read the Portfolio’s summary prospectus or prospectus carefully before you invest. The summary prospectus and prospectus contain the investment objective, risks, charges, expenses and other information about the Portfolio, which are not detailed in this report.

Distributed by Foreside Fund Services, LLC.

Semi-Annual Financial Statements   1

Lazard Active ETF Trust Portfolios of Investments
June 30, 2025 (N-CSR Item 7) (unaudited)

Description	Shares	Fair Value

Lazard Equity Megatrends ETF

Common Stocks | 97.6%

Denmark | 0.7%
Novo Nordisk AS, Class B	3,654	$252,730

France | 2.7%
EssilorLuxottica SA	2,514	687,301
LVMH Moet Hennessy Louis Vuitton SE	592	308,961
		996,262

Germany | 5.5%
SAP SE	2,486	753,331
Siemens AG	2,876	734,784
Siemens Healthineers AG (#)	8,904	491,869
		1,979,984

India | 2.1%
Reliance Industries Ltd. GDR (#)	11,111	775,548

Ireland | 1.5%
Accenture PLC, Class A	1,807	540,094

Japan | 6.8%
FANUC Corp.	20,800	567,358
Keyence Corp.	1,600	640,687
Mitsubishi Electric Corp.	29,900	643,974
Sony Group Corp. ADR	23,791	619,280
		2,471,299

Netherlands | 1.9%
Wolters Kluwer NV	4,115	685,674

Sweden | 3.2%
Atlas Copco AB, A Shares	26,257	421,114
Hexagon AB, B Shares	73,285	731,742
		1,152,856

The accompanying notes are an integral part of these financial statements.

2   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Equity Megatrends ETF (continued)

Switzerland | 1.6%
TE Connectivity PLC	3,334	$562,346

Taiwan | 3.7%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,974	1,353,051

United Kingdom | 1.5%
RELX PLC	10,347	558,227

United States | 66.4%
Adobe, Inc. (*)	922	356,703
Alphabet, Inc., Class A	8,115	1,430,107
Amazon.com, Inc. (*)	5,725	1,256,008
Analog Devices, Inc.	2,928	696,923
Apple, Inc.	3,576	733,688
Applied Materials, Inc.	4,134	756,811
Autodesk, Inc. (*)	2,321	718,512
Boston Scientific Corp. (*)	6,131	658,531
Broadcom, Inc.	3,486	960,916
CyberArk Software Ltd.	497	202,219
Danaher Corp.	2,917	576,224
Dolby Laboratories, Inc., Class A	6,349	471,477
Electronic Arts, Inc.	4,389	700,923
Eli Lilly & Co.	577	449,789
Equifax, Inc.	1,946	504,734
Experian PLC	13,976	718,583
GE HealthCare Technologies, Inc.	5,790	428,865
Intercontinental Exchange, Inc.	3,843	705,075
Intuit, Inc.	771	607,263
IQVIA Holdings, Inc.	2,126	335,036
Keysight Technologies, Inc. (*)	3,584	587,274
Labcorp Holdings, Inc.	2,487	652,862
Marsh & McLennan Cos., Inc.	3,145	687,623
Marvell Technology, Inc.	8,743	676,708
MasterCard, Inc., Class A	1,216	683,319
Microsoft Corp.	3,300	1,641,453

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   3

Description	Shares	Fair Value

Lazard Equity Megatrends ETF (concluded)

NVIDIA Corp.	4,556	$719,803
PTC, Inc. (*)	3,492	601,811
Rockwell Automation, Inc.	2,073	688,589
S&P Global, Inc.	1,283	676,513
Salesforce, Inc.	2,580	703,540
Schneider Electric SE	1,638	434,161
ServiceNow, Inc.	205	210,756
Stryker Corp.	1,584	626,678
Thermo Fisher Scientific, Inc.	1,357	550,209
Visa, Inc., A Shares	1,937	687,732
		24,097,418

Total Common Stocks (Cost $29,145,444)		35,425,489

Short-Term Investments | 2.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $866,231)	866,231	$866,231

Total Investments | 100.0% (Cost $30,011,675)		$36,291,720

Cash and Other Assets in Excess of Liabilities | 0.0%		5,231

Net Assets | 100.0%		$36,296,951

(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 3.5% of net assets of the Portfolio.
(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

4   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF

Common Stocks | 99.1%

Argentina | 0.1%
Vista Energy SAB de CV ADR (*)	891	$42,599

Australia | 3.8%
AGL Energy Ltd.	20,765	132,409
Brambles Ltd.	24,816	380,883
Evolution Mining Ltd.	19,682	100,480
Inghams Group Ltd.	23,148	53,854
IRESS Ltd.	14,286	74,899
Northern Star Resources Ltd.	10,230	124,363
Perseus Mining Ltd.	16,744	37,309
Qantas Airways Ltd.	49,497	348,383
Ramelius Resources Ltd.	33,290	54,978
REA Group Ltd.	1,185	186,762
		1,494,320

Belgium | 0.4%
Anheuser-Busch InBev SA	634	43,344
Colruyt Group NV	956	41,207
Proximus SADP	6,276	60,852
		145,403

Brazil | 0.8%
BB Seguridade Participacoes SA	16,084	105,501
Cia De Sanena Do Parana	20,666	144,227
Vale SA	6,005	57,928
		307,656

Burkina Faso | 0.1%
IAMGOLD Corp. (*)	7,465	54,873

Canada | 7.2%
ARC Resources Ltd.	1,820	38,294
Barrick Mining Corp.	1,937	40,245
Brookfield Corp.	1,291	79,740

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   5

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Canadian Natural Resources Ltd.	9,159	$287,288
Centerra Gold, Inc.	11,314	81,341
CGI, Inc.	1,708	179,011
Constellation Software, Inc.	22	80,506
Dollarama, Inc.	2,658	373,756
Emera, Inc.	1,728	78,998
Empire Co. Ltd., Class A	1,810	74,960
Fairfax Financial Holdings Ltd.	250	450,348
Hudbay Minerals, Inc.	7,766	82,242
Kinross Gold Corp.	8,538	133,154
Loblaw Cos. Ltd.	1,454	240,025
Manulife Financial Corp.	5,782	184,499
Metro, Inc.	1,426	111,791
Parex Resources, Inc.	3,556	36,251
Shopify, Inc., Class A (*)	527	60,660
Suncor Energy, Inc.	4,300	160,750
Torex Gold Resources, Inc. (*)	1,694	55,147
		2,829,006

China | 9.2%
Alibaba Group Holding Ltd. ADR	776	88,006
Alibaba Group Holding Ltd.	27,000	377,656
Bank of China Ltd., Class H	178,000	103,399
BOC Hong Kong Holdings Ltd.	17,000	73,847
BYD Co. Ltd., Class H	6,000	93,631
China Construction Bank Corp., Class H	71,000	71,633
China Life Insurance Co. Ltd., Class H	28,000	67,200
China Merchants Bank Co. Ltd., Class H	9,000	62,885
China Pacific Insurance Group Co. Ltd., Class H	12,200	41,729
China Tower Corp. Ltd., Class H (#)	30,500	43,594
H World Group Ltd. ADR	2,807	95,214
Haidilao International Holding Ltd. (#)	32,000	60,739
Huaxia Bank Co. Ltd., Class A	65,700	72,526
JD.com, Inc., Class A	13,350	217,512
Kanzhun Ltd. ADR (*)	4,535	80,904
KE Holdings, Inc. ADR	2,861	50,754
Kuaishou Technology (#), (*)	12,800	103,215

The accompanying notes are an integral part of these financial statements.

6   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Kunlun Energy Co. Ltd.	52,000	$50,476
Meituan, Class B (#), (*)	12,400	197,926
Midea Group Co. Ltd., Class H	6,500	61,647
NetEase, Inc.	10,700	287,605
New China Life Insurance Co. Ltd., Class H	9,800	53,370
PDD Holdings, Inc. ADR (*)	861	90,112
PetroChina Co. Ltd., Class H	66,000	56,752
Ping An Insurance Group Co. of China Ltd., Class H	31,500	200,035
Pop Mart International Group Ltd. (#)	2,400	81,508
Qifu Technology, Inc. ADR	1,247	54,070
Tencent Holdings Ltd.	8,600	551,057
Tencent Music Entertainment Group ADR	2,637	51,395
Xiaomi Corp., Class B (#), (*)	24,400	186,341
		3,626,738

Denmark | 0.6%
Novo Nordisk AS, Class B	3,504	242,355

France | 6.2%
Airbus SE	541	112,569
BNP Paribas SA	5,565	498,558
Carrefour SA	7,162	100,633
Cie de Saint-Gobain SA	917	107,254
Covivio SA REIT	943	59,277
Credit Agricole SA	4,718	88,972
Gaztransport Et Technigaz SA	614	121,229
L’Oreal SA	385	164,097
Orange SA	2,691	40,796
Societe Generale SA	3,639	207,388
TotalEnergies SE	5,948	363,765
Unibail-Rodamco-Westfield REIT	625	59,529
Vinci SA	3,541	519,991
		2,444,058

Germany | 3.9%
Allianz SE	263	106,231
BASF SE	3,217	158,075
CTS Eventim AG & Co. KGaA	946	117,043

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   7

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Deutsche Bank AG	10,675	$315,401
IONOS Group SE (*)	1,463	68,522
Mercedes-Benz Group AG	1,431	83,468
Rheinmetall AG	114	240,472
SAP SE	209	63,333
Siemens AG	189	48,287
Siemens Energy AG (*)	1,020	117,410
TAG Immobilien AG	2,778	49,208
Traton SE	1,932	62,412
TUI AG (*)	14,961	130,275
		1,560,137

Greece | 0.9%
Alpha Bank SA	37,645	132,127
National Bank of Greece SA	8,768	111,465
OPAP SA	4,185	94,567
		338,159

Hong Kong | 1.7%
Prudential PLC	9,843	123,094
WH Group Ltd. (#)	592,000	569,376
		692,470

Hungary | 0.2%
OTP Bank Nyrt	1,045	83,169

India | 3.6%
Axis Bank Ltd. GDR	1,199	83,211
Dr. Reddy’s Laboratories Ltd. ADR	20,773	312,218
GAIL India Ltd. GDR	3,764	50,061
Infosys Ltd. ADR	5,305	98,302
Larsen & Toubro Ltd. GDR	1,012	43,313
Mahindra & Mahindra Ltd. GDR	1,663	60,866
MakeMyTrip Ltd. (*)	456	44,697
Reliance Industries Ltd. GDR (#)	943	65,821
State Bank of India GDR	5,437	518,146
Wipro Ltd. ADR	43,942	132,705
		1,409,340

The accompanying notes are an integral part of these financial statements.

8   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Indonesia | 0.4%
Indofood Sukses Makmur Tbk. PT	148,500	$74,318
Japfa Comfeed Indonesia Tbk. PT	806,400	75,251
		149,569

Ireland | 0.2%
AerCap Holdings NV	338	39,546
AIB Group PLC	5,966	48,917
		88,463

Israel | 0.7%
Nice Ltd. ADR (*)	778	131,412
Nova Ltd. (*)	171	47,059
Wix.com Ltd. (*)	636	100,781
		279,252

Italy | 3.6%
Buzzi SpA	1,629	89,988
Ferrari NV	1,082	528,491
Intesa Sanpaolo SpA	33,001	189,488
Leonardo SpA	3,938	220,869
Telecom Italia SpA (*)	176,783	86,866
UniCredit SpA	4,510	301,285
		1,416,987

Japan | 13.5%
Advantest Corp.	900	66,389
Central Japan Railway Co.	2,200	49,226
Chugai Pharmaceutical Co. Ltd.	1,200	62,515
Credit Saison Co. Ltd.	2,200	59,400
Dai-ichi Life Holdings, Inc.	7,200	54,631
Daiichi Sankyo Co. Ltd.	3,900	90,855
Daito Trust Construction Co. Ltd.	600	65,111
Daiwa Securities Group, Inc.	6,800	48,230
Denso Corp.	6,700	90,473
East Japan Railway Co.	2,400	51,640

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   9

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

ENEOS Holdings, Inc.	20,100	$99,509
Fujita Kanko, Inc.	700	53,986
Glory Ltd.	3,800	88,472
Hachijuni Bank Ltd.	6,500	52,695
Hitachi Ltd.	1,900	55,312
Hyakugo Bank Ltd.	7,100	33,965
Japan Post Holdings Co. Ltd.	65,000	600,973
KDDI Corp.	15,600	267,839
Kyoto Financial Group, Inc.	7,100	126,915
Kyushu Electric Power Co., Inc.	6,800	60,611
Mitsubishi Electric Corp.	28,975	624,052
Mizuho Financial Group, Inc.	9,700	268,144
MS&AD Insurance Group Holdings, Inc.	12,700	283,990
NGK Insulators Ltd.	3,600	45,173
Nippon Telegraph & Telephone Corp.	87,500	93,288
Nissan Chemical Corp.	5,100	155,389
ORIX Corp.	8,200	185,067
Shikoku Electric Power Co., Inc.	5,000	41,798
SoftBank Corp.	58,500	90,315
Sompo Holdings, Inc.	7,600	228,613
Sony Group Corp.	5,200	134,279
Sumitomo Mitsui Financial Group, Inc.	7,200	181,140
Sumitomo Osaka Cement Co. Ltd.	3,700	96,903
Suzuki Motor Corp.	6,000	72,401
T&D Holdings, Inc.	3,800	83,395
Tokio Marine Holdings, Inc.	2,800	118,459
Tokyo Electron Ltd.	2,400	459,912
Tokyu Fudosan Holdings Corp.	6,800	48,418
Toyota Motor Corp.	2,700	46,600
		5,336,083

Malaysia | 0.1%
Tenaga Nasional Bhd.	14,800	50,546

Mexico | 0.1%
Coca-Cola Femsa SAB de CV ADR	448	43,335

The accompanying notes are an integral part of these financial statements.

10   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Netherlands | 3.8%
ASML Holding NV	452	$359,521
Basic-Fit NV (#), (*)	1,502	45,559
EXOR NV	1,698	170,618
Koninklijke Ahold Delhaize NV	6,490	270,449
NN Group NV	1,468	97,223
Wolters Kluwer NV	3,280	546,540
		1,489,910

New Zealand | 0.2%
Xero Ltd. (*)	704	82,954

Norway | 0.7%
Kongsberg Gruppen ASA	7,545	291,408

Philippines | 0.6%
DigiPlus Interactive Corp.	81,280	75,032
International Container Terminal Services, Inc.	20,730	151,252
		226,284

Poland | 0.8%
KGHM Polska Miedz SA (*)	3,635	129,658
ORLEN SA	3,224	73,246
PGE Polska Grupa Energetyczna SA (*)	15,328	48,375
Tauron Polska Energia SA (*)	23,904	55,643
		306,922

Saudi Arabia | 0.5%
Electrical Industries Co.	55,437	124,310
Etihad Etisalat Co.	4,965	78,503
		202,813

Singapore | 1.2%
Sea Ltd. ADR (*)	833	133,230
Singapore Technologies Engineering Ltd.	16,100	98,472
United Overseas Bank Ltd.	9,300	262,867
		494,569

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   11

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

South Africa | 0.9%
Gold Fields Ltd. ADR	2,376	$56,240
Harmony Gold Mining Co. Ltd. ADR	7,867	109,902
Tiger Brands Ltd.	4,278	76,763
Vodacom Group Ltd.	15,369	118,221
		361,126

South Korea | 4.3%
Hana Financial Group, Inc.	6,945	444,097
KB Financial Group, Inc.	809	66,478
Korea Electric Power Corp.	10,035	292,217
LG H&H Co. Ltd.	178	42,139
Meritz Financial Group, Inc.	1,451	120,952
Samsung Electronics Co. Ltd.	11,130	493,164
SK Hynix, Inc.	1,190	257,469
		1,716,516

Spain | 1.9%
Banco Bilbao Vizcaya Argentaria SA	13,595	208,338
Banco Santander SA	52,478	432,872
Iberdrola SA	6,119	117,008
		758,218

Sweden | 1.5%
Betsson AB, Class B	6,864	143,972
Boliden AB (*)	5,662	175,319
Essity AB, Class B	4,979	136,878
Skanska AB, B Shares	2,707	62,545
Telefonaktiebolaget LM Ericsson ADR	8,238	69,858
		588,572

Switzerland | 1.4%
ABB Ltd.	6,471	384,602
International Workplace Group PLC	14,414	41,242
UBS Group AG	3,255	109,795
		535,639

The accompanying notes are an integral part of these financial statements.

12   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Taiwan | 5.7%
Accton Technology Corp.	3,000	$74,969
Arcadyan Technology Corp.	11,000	75,500
Asia Vital Components Co. Ltd.	2,000	50,870
Asustek Computer, Inc.	2,000	44,091
CyberPower Systems, Inc.	4,000	35,396
Delta Electronics, Inc.	24,000	339,313
International Games System Co. Ltd.	2,000	58,743
MediaTek, Inc.	9,000	385,116
Realtek Semiconductor Corp.	4,000	77,639
Taiwan Semiconductor Manufacturing Co. Ltd.	30,000	1,088,594
Yuanta Financial Holding Co. Ltd.	35,000	40,916
		2,271,147

Thailand | 0.4%
Advanced Info Service PCL (‡)	9,000	76,964
Charoen Pokphand Foods PCL NVDR	53,400	37,781
CP ALL PCL (‡)	30,600	41,416
		156,161

Turkey | 0.3%
Akbank TAS	39,587	67,846
Turkiye Garanti Bankasi AS	16,081	54,555
		122,401

United Arab Emirates | 0.8%
ADNOC Drilling Co. PJSC	27,664	42,933
Adnoc Gas PLC	60,005	55,874
Emaar Properties PJSC	55,284	204,708
		303,515

United Kingdom | 9.4%
Anglogold Ashanti PLC	1,369	62,385
AstraZeneca PLC ADR	6,057	423,263
Barclays PLC	45,387	209,787
Drax Group PLC	5,859	55,640

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   13

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (continued)

Dunelm Group PLC	5,353	$86,925
Games Workshop Group PLC	336	74,683
HSBC Holdings PLC	26,605	321,488
Imperial Brands PLC	5,344	210,687
International Consolidated Airlines Group SA	39,403	184,365
J Sainsbury PLC	22,526	89,457
Marks & Spencer Group PLC	22,062	107,145
NatWest Group PLC	73,507	515,135
Next PLC	873	148,822
RELX PLC	2,046	110,383
Rolls-Royce Holdings PLC	18,189	241,177
Sage Group PLC	4,890	83,796
Smiths Group PLC	12,675	390,112
Standard Chartered PLC	25,060	414,495
		3,729,745

United States | 7.4%
Amrize Ltd. (*)	1,426	70,906
Experian PLC	1,084	55,734
GSK PLC	25,020	476,577
Holcim AG	1,475	109,143
MDA Space Ltd. (*)	2,166	55,733
Nestle SA	1,922	190,341
Novartis AG	6,747	815,150
Roche Holding AG	1,733	562,572
Sanofi SA	535	51,629
Schneider Electric SE	448	118,745
Shell PLC	4,538	158,793
Spotify Technology SA (*)	266	204,112
Titan SA	863	38,900
		2,908,335

Total Common Stocks (Cost $34,201,103)		39,180,753

The accompanying notes are an integral part of these financial statements.

14   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard International Dynamic Equity ETF (concluded)

Preferred Stocks | 0.8%

Brazil | 0.6%
Banco Bradesco SA	17,056	$52,594
Petroleo Brasileiro SA - Petrobras	30,075	172,917
		225,511

Germany | 0.2%
Volkswagen AG	874	91,945

Total Preferred Stocks (Cost $337,881)		317,456

Warrants | 0.0%

Canada | 0.0%
Constellation Software, Inc., Expires 03/31/40 (*), (¢) (Cost $0)	26	0

Total Investments | 99.9% (Cost $34,538,984)		$39,498,209

Cash and Other Assets in Excess of Liabilities | 0.1%		21,754

Net Assets | 100.0%		$39,519,963

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 3.5% of net assets of the Portfolio.
(‡)	Security valued using Level 2 inputs, based on reference to a similar security which was trading on an active market, under GAAP hierarchy – see Note 8 in the Notes to Financial Statements.
(¢)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   15

Description	Shares	Fair Value

Lazard Japanese Equity ETF

Common Stocks | 99.3%

Japan | 99.3%
Daifuku Co. Ltd.	13,800	$355,593
Daikin Industries Ltd.	4,800	565,752
Daiwa House Industry Co. Ltd.	9,200	315,530
Denso Corp.	39,700	536,085
Disco Corp.	1,500	442,694
East Japan Railway Co.	25,600	550,831
FANUC Corp.	12,900	351,871
FUJIFILM Holdings Corp.	25,800	561,207
Fujitsu Ltd.	28,300	688,667
Hino Motors Ltd. (*)	15,200	37,778
Hitachi Ltd.	49,000	1,426,460
Inpex Corp.	42,600	597,217
Kakaku.com, Inc.	21,300	394,900
Kansai Electric Power Co., Inc.	67,400	797,443
Koito Manufacturing Co. Ltd.	18,600	222,062
Komatsu Ltd.	23,400	767,391
Makita Corp.	16,100	496,336
MatsukiyoCocokara & Co.	24,900	511,549
Mitsubishi Corp.	54,000	1,079,664
Mitsubishi Electric Corp.	30,400	654,743
Mitsubishi Logistics Corp.	31,100	254,600
Mitsubishi UFJ Financial Group, Inc.	129,400	1,776,456
Mitsui Chemicals, Inc.	15,600	360,179
Mitsui Fudosan Co. Ltd.	70,800	683,762
Mizuho Financial Group, Inc.	43,400	1,199,738
Murata Manufacturing Co. Ltd.	21,600	322,105
Nippon Sanso Holdings Corp.	20,700	782,887
Nippon Telegraph & Telephone Corp.	951,200	1,014,122
Nissan Chemical Corp.	6,300	191,951
Nitori Holdings Co. Ltd.	5,100	491,481
Nitto Denko Corp.	25,400	490,873
Nomura Holdings, Inc.	55,500	365,786
Okamura Corp.	8,500	130,638
ORIX Corp.	24,300	548,430
Recruit Holdings Co. Ltd.	6,200	366,347

The accompanying notes are an integral part of these financial statements.

16   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Japanese Equity ETF (concluded)

Rengo Co. Ltd.	49,100	$265,615
Resona Holdings, Inc.	99,600	918,462
Rinnai Corp.	14,900	369,186
Seven & i Holdings Co. Ltd.	48,500	779,989
Shimizu Corp.	59,500	663,605
Shin-Etsu Chemical Co. Ltd.	25,000	825,920
SMC Corp.	1,500	540,413
SoftBank Group Corp.	13,100	953,626
Sony Group Corp.	62,700	1,619,101
Sumco Corp.	25,600	201,156
Sumitomo Forestry Co. Ltd.	57,900	584,632
Sumitomo Metal Mining Co. Ltd.	7,200	177,452
Sumitomo Mitsui Financial Group, Inc.	55,700	1,401,321
Suzuki Motor Corp.	63,300	763,833
Takeda Pharmaceutical Co. Ltd.	35,400	1,084,461
TDK Corp.	57,000	669,068
THK Co. Ltd.	16,000	427,235
Tokio Marine Holdings, Inc.	29,700	1,256,511
Tokyo Electron Ltd.	6,100	1,168,943
Toyo Suisan Kaisha Ltd.	6,600	437,959
Toyota Motor Corp.	38,500	664,478
UBE Corp.	9,500	148,769
Yakult Honsha Co. Ltd.	35,400	664,769
Yamaha Corp.	28,100	202,806
		37,122,438

Total Common Stocks (Cost $32,210,015)		37,122,438

Total Investments | 99.3% (Cost $32,210,015)		$37,122,438

Cash and Other Assets in Excess of Liabilities | 0.7%		243,816

Net Assets | 100.0%		$37,366,254

(*)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   17

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF

Common Stocks | 96.2%

Canada | 1.4%
Shopify, Inc., Class A (*)	5,356	$617,815

China | 2.2%
Alibaba Group Holding Ltd. ADR	3,922	444,794
Tencent Holdings Ltd. ADR	7,910	510,195
		954,989

France | 1.8%
Dassault Systemes SE	21,923	790,815

Ireland | 1.8%
Accenture PLC, Class A	2,618	782,494

Israel | 1.4%
Mobileye Global, Inc., Class A (*)	34,730	624,445

Italy | 1.4%
Prysmian SpA	8,423	593,636

Japan | 2.7%
Advantest Corp.	15,700	1,158,112

Netherlands | 3.7%
Adyen NV (#), (*)	449	821,368
ASML Holding NV	1,026	816,081
		1,637,449

South Korea | 2.4%
SK Hynix, Inc.	4,796	1,037,664

Taiwan | 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6,227	1,410,353

The accompanying notes are an integral part of these financial statements.

18   Semi-Annual Financial Statements

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF (continued)

United Kingdom | 2.0%
RELX PLC	16,504	$890,401

United States | 72.2%
Adobe, Inc. (*)	876	338,907
Advanced Micro Devices, Inc. (*)	3,623	514,104
Alphabet, Inc., Class A	4,301	757,965
Amazon.com, Inc. (*)	3,564	781,906
Ambarella, Inc. (*)	6,216	410,660
Amphenol Corp., Class A	10,312	1,018,310
AppLovin Corp., Class A (*)	1,389	486,261
Arista Networks, Inc. (*)	7,100	726,401
Autodesk, Inc. (*)	1,575	487,573
Block, Inc. (*)	6,063	411,860
Broadcom, Inc.	5,207	1,435,309
Cadence Design Systems, Inc. (*)	1,963	604,898
Cloudflare, Inc., Class A (*)	3,139	614,710
Crowdstrike Holdings, Inc., Class A (*)	1,895	965,142
CyberArk Software Ltd. (*)	994	404,439
Datadog, Inc., Class A (*)	6,930	930,907
Doximity, Inc., Class A (*)	7,246	444,470
Dynatrace, Inc. (*)	14,506	800,876
Eaton Corp. PLC	3,090	1,103,099
Fiserv, Inc. (*)	3,069	529,126
International Business Machines Corp.	2,701	796,201
Intuit, Inc.	1,087	856,154
Manhattan Associates, Inc. (*)	2,004	395,730
Marvell Technology, Inc.	6,164	477,094
MasterCard, Inc., Class A	1,556	874,379
Meta Platforms, Inc., Class A	1,811	1,336,681
Microsoft Corp.	2,545	1,265,908
NVIDIA Corp.	12,923	2,041,705
Okta, Inc. (*)	4,971	496,951
Oracle Corp.	3,563	778,979
Palantir Technologies, Inc., Class A (*)	5,393	735,174
Palo Alto Networks, Inc. (*)	4,960	1,015,014

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   19

Description	Shares	Fair Value

Lazard Next Gen Technologies ETF (concluded)
PTC, Inc. (*)	3,270	$563,552
Salesforce, Inc.	2,531	690,178
Samsara, Inc., Class A (*)	13,660	543,395
Schrodinger, Inc. (*)	16,638	334,757
ServiceNow, Inc. (*)	844	867,699
Snowflake, Inc., Class A (*)	3,501	783,419
Synopsys, Inc. (*)	1,178	603,937
Tempus AI, Inc. (*)	9,168	582,535
Trimble, Inc. (*)	5,392	409,684
Twilio, Inc., Class A (*)	3,645	453,292
Uber Technologies, Inc. (*)	9,430	879,819
		31,549,160

Total Common Stocks (Cost $31,057,717)		42,047,333

Short-Term Investments | 1.4%
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.25% (7 day yield) (Cost $591,537)	591,537	$591,537

Total Investments | 97.6% (Cost $31,649,254)		$42,638,870

Cash and Other Assets in Excess of Liabilities | 2.4%		1,058,302

Net Assets | 100.0%		$43,697,172

(*)	Non-income producing security.
(#)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At June 30, 2025, these securities amounted to 1.9% of net assets of the Portfolio.

The accompanying notes are an integral part of these financial statements.

20   Semi-Annual Financial Statements

Lazard Active ETF Trust Abbreviations

June 30, 2025 (N-CSR Item 7) (unaudited)

Security Abbreviations:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt
NVDR	— Non-Voting Depository Receipt
PJSC	— Public Joint Stock Company
REITs	— Real Estate Investment Trusts

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   21

Lazard Active ETF Trust Statements of Assets and Liabilities (N-CSR Item 7)

(unaudited)

June 30, 2025	Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF
ASSETS
Investments in securities, at fair value	$36,291,720	$39,498,209
Foreign currency, at fair value	41	73,292
Receivables for:
Dividends and interest	19,791	119,949
Investments sold	—	—
Capital stock sold	—	—
Other assets	—	2,439
Total assets	36,311,552	39,693,889

LIABILITIES
Due to custodian	—	16,173
Foreign currency due to custodian	—	64,639
Payables for:
Management fees	14,601	20,191
Accrued custodian fees	—	29,128
Accrued professional services	—	22,461
Accrued directors’ fees	—	438
Accrued registration fees	—	1,407
Investments purchased	—	12,571
Other accrued expenses and payables	—	6,918
Total liabilities	14,601	173,926
Net assets	$36,296,951	$39,519,963

NET ASSETS
Paid in capital	$30,000,000	$33,309,751
Distributable earnings (Accumulated loss)	6,296,951	6,210,212
Net assets	$36,296,951	$39,519,963

Net assets	$36,296,951	$39,519,963
Shares of capital stock outstanding	1,200,000	1,492,753
Net asset value, offering and redemption price per share	$30.25	$26.47

Cost of investments in securities	$30,011,675	$34,538,984
Cost of foreign currency	$40	$73,069

The accompanying notes are an integral part of these financial statements.

22   Semi-Annual Financial Statements

Lazard Japanese Equity ETF	Lazard Next Gen Technologies ETF

$37,122,438	$42,638,870
84,982	1,018

39,496	18,048
137,504	266,226
—	1,713,595
—	—
37,384,420	44,637,757

—	—
—	—
18,166	16,400
—	—
—	—
—	—
—	—
—	924,185
—	—
18,166	940,585
$37,366,254	$43,697,172

$32,781,306	$32,531,312
4,584,948	11,165,860
$37,366,254	$43,697,172
$37,366,254	$43,697,172
1,300,000	1,275,000

$28.74	$34.27

$32,210,015	$31,649,254
$84,896	$1,013

Semi-Annual Financial Statements   23

Lazard Active ETF Trust Statements of Operations (N-CSR Item 7)

(unaudited)

For the Six Months Ended June 30, 2025	Lazard Equity Megatrends ETF (a)	Lazard International Dynamic Equity ETF (b)

Investment Income (Loss)
Income
Dividends	$109,509	$636,776
Total investment income*	109,509	636,776

Expenses
Management fees (Note 3)	47,520	95,628
Directors’ fees and expenses	—	2,337
Distribution fees (Open Shares)	—	4,583
Shareholders’ reports	—	1,027
Custodian fees	—	17,898
Professional services	—	15,828
Shareholders’ services	—	3,010
Administration fees	—	7,680
Registration fees	—	11,931
Other^	—	2,109
Total gross expenses	47,520	162,031
Management fees waived and expenses reimbursed	(7,920)	(34,234)
Total net expenses	39,600	127,797
Net investment income (loss)	69,909	508,979

Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	71,704	819,244
In-kind redemptions	—	816,096
Foreign currency transactions	(10,438)	23,989
Total net realized gain (loss)	61,266	1,659,329
Net change in unrealized appreciation (depreciation) on:
Investments	6,280,045	3,844,382
Foreign currency translations	235	4,256
Total net change in unrealized appreciation (depreciation)	6,280,280	3,848,638
Net realized and unrealized gain (loss)	6,341,546	5,507,967
Net increase (decrease) in net assets resulting from operations	$6,411,455	$6,016,946
* Net of foreign withholding taxes of	$8,471	$72,408
^Includes interest on line of credit of	$—	$40

(a)	The Portfolio commenced operations on April 7, 2025.
(b)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio. Refer to Note 9 in the Notes to Financial Statements for additional information on the reorganization.

The accompanying notes are an integral part of these financial statements.

24   Semi-Annual Financial Statements

Lazard Japanese Equity ETF (a)	Lazard Next Gen Technologies ETF (a)

$42,877	$73,677
42,877	73,677

48,240	51,378
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
—	—
48,240	51,378
—	(8,563)
48,240	42,815
(5,363)	30,862

(12,102)	(63,795)
—	224,910
408,106	6,383
396,004	167,498

4,912,423	10,989,616
382	44

4,912,805	10,989,660
5,308,809	11,157,158

$5,303,446	$11,188,020
$4,375	$3,670
$—	$—

Semi-Annual Financial Statements   25

Lazard Active ETF Trust Statements of Changes in Net Assets (N-CSR Item 7)

(unaudited)

	Lazard Equity Megatrends ETF	Lazard International Dynamic Equity ETF
	Period Ended June 30, 2025 (unaudited) (a)	Period Ended June 30, 2025 (unaudited) (b)

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$69,909	$508,979
Net realized gain (loss)	61,266	1,659,329
Net change in unrealized appreciation (depreciation)	6,280,280	3,848,638
Net increase (decrease) resulting from operations	6,411,455	6,016,946
Distributions to shareholders (Note 2(e))
Net investment income and/or net realized gains	(114,504)		(1,037,638)
Net decrease in net assets resulting from distributions	(114,504)		(1,037,638)
Capital stock transactions
Net proceeds from sales	30,000,000	64,630,830
Net proceeds from reinvestment of distributions	—	539,942
Cost of shares redeemed	—		(57,933,534)
Net increase in net assets from capital stock transactions	30,000,000	7,237,238
Other capital	—	9,360
Total increase in net assets	36,296,951	12,225,906
Net assets at beginning of period	—	27,294,057
Net assets at end of period	$36,296,951	$39,519,963
Shares issued and redeemed
Shares outstanding at beginning of period	—	239,504	(e)
Shares sold	1,200,000	1,834,768	(e)
Shares issued to shareholders from reinvestment of distributions	—	22,226	(e)
Shares redeemed	—	(603,745	)(e)
Net increase	1,200,000	1,253,249	(e)
Shares outstanding at end of period	1,200,000	1,492,753	(e)

(a)	The Portfolio commenced operations on April 7, 2025.
(b)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The amounts disclosed include those of the Target Portfolio. Refer to Note 9 in the Notes to Financial Statements for additional information on the reorganization.
(c)	Amounts consist of distribution to Institutional Shares and Open Shares of the Target Portfolio. The amounts distributed to the Institutional Shares and Open Shares were $(265,333) and $(1,033,302), respectively.
(d)	The dollar amounts disclosed are the total of the Institutional Shares and Open Shares of the Target Portfolio. Net proceeds from sale of shares, Reinvestment of distributions and Cost of shares redeemed are $2,123,545, $265,333, and $(145,668), respectively, for the Institutional Shares, and $6,539,952, $1,033,302 and $(2,677,616), respectively, for the Open Shares.
(e)	The Target Portfolio’s Institutional Shares underwent a reverse stock split. The shares data presented here has been retroactively adjusted to reflect this split.

The accompanying notes are an integral part of these financial statements.

26   Semi-Annual Financial Statements

Lazard International Dynamic Equity ETF		Lazard Japanese Equity ETF	Lazard Next Gen Technologies ETF
Year Ended December 31, 2024		Period Ended June 30, 2025 (unaudited) (a)	Period Ended June 30, 2025 (unaudited) (a)

$359,162		$(5,363)	$30,862
1,160,396		396,004	167,498
513,550		4,912,805	10,989,660
2,033,108		5,303,446	11,188,020

(1,298,635	)(c)	(718,497)	(22,160)
(1,298,635)		(718,497)	(22,160)

8,663,497	(d)	32,886,600	34,092,980
1,298,635	(d)	—	—
(2,823,284	)(d)	(105,295)	(1,561,615)

7,138,848		32,781,305	32,531,365
—		—	(53)
7,873,321		37,366,254	43,697,172
19,420,736		—	—
$27,294,057		$37,366,254	$43,697,172

145,245	(e)	—	—
88,723	(e)	1,304,000	1,325,000

11,794	(e)	—	—
(6,258	)(e)	(4,000)	(50,000)
94,259	(e)	1,300,000	1,275,000
239,504	(e)	1,300,000	1,275,000

Semi-Annual Financial Statements   27

Lazard Active ETF Trust Financial Highlights (N-CSR Item 7)

(unaudited)

LAZARD EQUITY MEGATRENDS ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 6/30/25†
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.06
Net realized and unrealized gain (loss)	5.29

Total from investment operations	5.35
Less distributions from:
Net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$30.25
Total Return (b)	21.39%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$36,297
Ratios to average net assets (c):
Net expenses	0.50%
Gross expenses	0.60%
Net investment income (loss)	0.88%
Portfolio turnover rate^	2%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets, without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

28   Semi-Annual Financial Statements

LAZARD INTERNATIONAL DYNAMIC EQUITY ETF

Selected data for a share of capital stock outstanding	Six Months Ended	Year Ended
throughout each period	6/30/25†*	12/31/24*	12/31/23*	12/31/22*	12/31/21*	12/31/20*
Net asset value, beginning of period	$22.49	$21.19	$17.79	$21.32	$19.66	$19.03
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.58	0.42	0.50	0.55	0.55	0.38
Net realized and unrealized gain (loss)	4.16	2.04	3.03	(3.41)	2.19	0.63
Total from investment operations	4.74	2.46	3.53	(2.86)	2.74	1.01
Less distributions from:
Net investment income	(0.60)	(0.40)	(0.13)	(0.57)	(0.55)	(0.38)
Net realized gains	(0.16)	(0.76)	—	(0.10)	(0.53)	—
Total distributions	(0.76)	(1.16)	(0.13)	(0.67)	(1.08)	(0.38)
Net asset value, end of period	$26.47	$22.49	$21.19	$17.79	$21.32	$19.66
Total Return (b)	21.28%	11.68%	19.82%	-13.45%	13.94%	5.41%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$39,520	$5,384	$3,076	$2,444	$2,855	$2,472
Ratios to average net assets (c):
Net expenses	1.18%	0.80%	0.80%	0.85%	0.90%	0.90%
Gross expenses	1.50%	1.54%	5.66%	7.06%	5.81%	8.57%
Net investment income (loss)	4.71%	1.79%	2.50%	3.01%	2.54%	2.24%
Portfolio turnover rate^	61%	82%	88%	85%	99%	109%

†	Unaudited
*	As further described in the Organization and Reorganization information notes, per share amounts have been adjusted to account for changes in the capital structure resulting from the merger. On May 9, 2025, the Target Portfolio’s Institutional Shares underwent a reverse stock split. The per share data presented here has been retroactively adjusted to reflect this split.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   29

LAZARD JAPANESE EQUITY ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 6/30/25†
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	— (b)
Net realized and unrealized gain (loss)	4.30

Total from investment operations	4.30
Less distributions from:
Net investment income	(0.55)

Total distributions	(0.55)

Net asset value, end of period	$28.75
Total Return (c)	17.27%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$37,366
Ratios to average net assets (d):
Net expenses	0.60%
Gross expenses	0.60%
Net investment income (loss)	-0.07%
Portfolio turnover rate^	3%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Amount is less than $0.01 per share.
(c)	Total returns reflect reinvestment of all dividends and distributions, if any. Returns for a period of less than one year are not annualized.
(d)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

30   Semi-Annual Financial Statements

LAZARD NEXT GEN TECHNOLOGIES ETF

Selected data for a share of capital stock outstanding throughout each period	For the Period 4/7/25* to 6/30/25†
Net asset value, beginning of period	$25.00
Income (Loss) from investment operations:
Net investment income (loss) (a)	0.03
Net realized and unrealized gain (loss)	9.26

Total from investment operations	9.29
Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$34.27
Total Return (b)	37.16%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$43,697
Ratios to average net assets (c):
Net expenses	0.50%
Gross expenses	0.60%
Net investment income (loss)	0.36%
Portfolio turnover rate^	1%

†	Unaudited
*	The Portfolio commenced operations on April 7, 2025.
^	Portfolio turnover rate excludes investments received or delivered from in-kind processing of creation unit purchases or redemptions.
(a)	Net investment income (loss) has been computed using the average shares method.
(b)	Total returns reflect reinvestment of all dividends and distributions, if any. The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets, without such waiver/reimbursement of expenses, the Portfolio’s returns would have been lower. Returns for a period of less than one year are not annualized.
(c)	Annualized for a period of less than one year.

The accompanying notes are an integral part of these financial statements.

Semi-Annual Financial Statements   31

Lazard Active ETF Trust Notes to Financial Statements
June 30, 2025 (N-CSR Item 7) (unaudited)

1. Organization

The Lazard Active ETF Trust (the “Fund”) was organized in Delaware on October 29, 2024 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of June 30, 2025, the Trust was comprised of four portfolios (each referred to as a “Portfolio”). This report includes only the financial statements of the Lazard Equity Megatrends ETF (“Equity Megatrends”), Lazard International Dynamic Equity ETF (“International Dynamic Equity”), Lazard Japanese Equity ETF (“Japanese Equity”) and Lazard Next Gen Technologies ETF (“Next Gen Technologies”).

Effective May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) reorganized into the newly created exchange traded fund (ETF) “Lazard International Dynamic Equity ETF”. The Target Portfolio was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Portfolio reflect the financial information of the Target Portfolio through May 9, 2025 (see Note 10).

The Portfolios, other than International Dynamic Equity ETF, are operated as “non-diversified” funds, as defined in the 1940 Act.

2. Significant Accounting Policies

The accompanying financial statements are presented in conformity with GAAP. The Fund is an investment company and therefore applies specialized accounting guidance in accordance with Accounting Standards Codification Topic 946. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements:

(a) Valuation of Investments—Equity securities traded on a securities exchange or market, including exchange-traded option contracts, rights and warrants, and exchange traded funds, are valued at the last reported sales price (for US listed equity securities) or the closing price (for non-US listed equity securities) on the exchange or market on which the security is principally traded or, for securities trading on the Nasdaq, the Nasdaq Official Closing Price. If there is no available closing price for a non-US listed equity security, the last reported sales price is used.

32   Semi-Annual Financial Statements

If there are no reported sales of a security on the valuation date, the security is valued at the most recent quoted bid price on such date reported by such principal exchange or market. Forward currency contracts generally are valued using quotations from an independent pricing service. Investments in money market funds are valued at the fund’s net asset value (“NAV”) per share.

Trading on certain non-US securities exchanges or markets, such as those in Europe and Asia, ordinarily may be completed before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange (the “NYSE”) is open). In addition, securities in non-US countries, may not trade on all business days in New York and on which the NAV of a Portfolio is calculated.

The Board of Trustees (the “Board”) has designated Lazard Asset Management LLC (the “Investment Manager”) to perform fair value determinations pursuant to Rule 2a-5 under the 1940 Act. The Investment Manager has created a Valuation Sub-Committee of the Funds’ Valuation and Liquidity Committee, which may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s portfolio management team also will be considered. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ NAVs.

(b) Portfolio Securities Transactions and Investment Income—Portfolio securities transactions are accounted for on trade date. Realized gain (loss) on sales of investments are recorded on a specific identification basis. Dividend income is recorded on the ex- dividend date except for certain dividends from non-US securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received by a Portfolio. Interest income, if any, is accrued daily.

Semi-Annual Financial Statements   33

A Portfolio may be subject to taxes imposed by non-US countries in which it invests. Such taxes are generally based upon income earned or capital gains (realized and/or unrealized). An affected Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains concurrent with the recognition of income earned or capital gains (realized and/or unrealized) from the applicable portfolio securities.

As a result of several court cases in certain countries across the European Union, some Portfolios have filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European Union, as well as a number of related judicial proceedings. Uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these claims, and the potential timing of payment, and accordingly no amounts are reflected in the financial statements until a positive decision has been awarded, at which time the amount will be recorded within dividend income on the Statements of Operations. Such amounts, if and when recorded, would increase dividend income, resulting in an increase in a Portfolio’s NAV per share.

(c) Foreign Currency Translation—The accounting records of the Fund are maintained in US dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated daily into US dollars at the prevailing rates of exchange. Purchases and sales of securities, income receipts and expense payments are translated into US dollars at the prevailing exchange rates on the respective transaction dates.

The Portfolios do not isolate the portion of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in their market prices. Such fluctuations are included in net realized and unrealized gain (loss) on investments.

(d) Federal Income Taxes—The Fund’s policy is for each Portfolio to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”),

34   Semi-Annual Financial Statements

and to distribute all of its taxable income, including any net realized capital gains, to shareholders. Therefore, no federal income tax provision is required.

During the year ended December 31, 2024, the International Equity Advantage Portfolio utilized $36,034 realized capital loss carryovers from previous year.

For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) were as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Equity Megatrends	$30,011,675	$6,392,458	$112,413	$6,280,045
International Dynamic Equity	34,538,984	5,306,958	347,733	4,959,225
Japanese Equity	32,210,015	5,006,568	94,145	4,912,423
Next Gen Technologies	31,649,254	11,099,139	109,523	10,989,616

Management has analyzed the Portfolios’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on tax returns filed for any open tax years (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitations. Each Portfolio files a US federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

(e) Dividends and Distributions—For Lazard Equity Megatrends and Lazard Next Gen Technologies, income dividends, if any, are anticipated to be paid quarterly. For all other Portfolios, income dividends are anticipated to be paid semi-annually. Net capital gains, if any, are normally distributed annually but may be distributed more frequently.

Semi-Annual Financial Statements   35

Real estate investment trust (“REIT”) distributions received by a Portfolio are generally comprised of ordinary income, long-term capital gains and a return of REIT capital. However, as the actual character of such distributions received are not known until after the calendar year end, distributions made by a Portfolio during the year are subject to re-characterization that may result in some portion of the distributions being reclassified as a return of capital distribution to Portfolio shareholders.

Income and capital gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These book/tax differences, which may result in distribution reclassifications, are primarily due to differing treatments of foreign currency gains and losses, wash sales, merger activity, passive foreign investment companies, expiring capital loss carryovers, forward currency mark to market, net operating loss, certain expenses, foreign capital gains taxes, non-deductible organization expenses, REIT basis adjustments, distribution in excess of current earnings, equalization accounting (as described above), non-REIT non-taxable dividend adjustment to income, distributions redesignations, return of capital distributions, receivable from tax reclaim and distributions from real estate investment trusts and partnerships. The book/tax differences relating to shareholder distributions resulted in reclassifications among certain capital accounts.

(f) Estimates—The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

(g) Net Asset Value—The NAV per share of each Portfolio is determined each day the NYSE is open for trading as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). The Fund will not treat an intraday unscheduled disruption in NYSE trading as a closure of the NYSE, and will price its shares

36   Semi-Annual Financial Statements

as of 4:00 p.m., if the particular disruption directly affects only the NYSE. The NAV per share of a class is determined by dividing the value of the total assets of the Portfolio represented by such class, less all liabilities, by the total number of Portfolio shares of such class outstanding.

(h) In-kind Redemptions—For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Portfolios. Because such gains or losses are not taxable to the Portfolios and are not distributed to existing Portfolio shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Portfolios’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

3. Investment Management, Administration, Custody, Distribution and Transfer Agency Agreements

The Fund, on behalf of the Portfolios, has entered into an investment management agreement (the “Management Agreement”) with the Investment Manager. Pursuant to the Management Agreement, Investment Manager will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, fees and expenses of “Acquired Funds” (as defined in Form N-1A), interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets. The Investment Manager manages the investment operations of each Portfolio and the assets of each Portfolio, including the purchase, retention and disposition thereof, in accordance with the Portfolio’s investment objectives, policies, and restrictions, and provides the Portfolios with administrative, operational and compliance assistance services. For its services provided to the Portfolios, the Investment Manager earns a management fee, accrued daily as a percentage of each Portfolio’s average daily net assets and payable by each Portfolio monthly, at the annual rate set forth below:

Semi-Annual Financial Statements   37

Portfolio	Annual Rate
Equity Megatrends	0.60%
International Dynamic Equity (a)	0.40
Japanese Equity	0.60
Next Gen Technologies	0.60

(a)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. Before this conversion, the Target Portfolio had an annual rate of 0.65%.

With respect to Equity Megatrends and Next Gen Technologies, the Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue until at least April 7, 2026 and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.

During the period ended June 30, 2025, the Investment Manager waived its management fees and reimbursed the following Portfolios for other expenses as follows:

Portfolio	Management Fees Waived	Expenses Reimbursed
Equity Megatrends	$7,920	$—
International Dynamic Equity (a)	34,234	—
Next Gen Technologies	8,563	—

(a)	On May 9, 2025, Lazard International Equity Advantage Portfolio (the “Target Portfolio”) was converted from a mutual fund into an ETF. The waiver amount disclosed is of the Target Portfolio.

The aforementioned waivers and/or reimbursements are not subject to recoupment by the Investment Manager.

State Street serves as the Fund’s custodian and provides the Fund with certain administrative services.

The Fund has a distribution agreement with Foreside Fund Services, LLC (the “Distributor”), a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), to serve as the distributor for shares of each Portfolio. The Distributor bears, among other expenses, the cost of preparing and distributing materials used by the Distributor in connection with its offering Portfolio shares and other advertising and promotional expenses.

38   Semi-Annual Financial Statements

State Street Bank and Trust Company (“State Street”) acts as the Trust’s transfer agent and dividend disbursing agent.

4. Directors’ Compensation

The Statements of Operations show the fees and expenses paid by each Portfolio to the Independent Trustees of the Fund (an “Independent Trustee” is a Trustee who is not an “interested person” (as defined in the 1940 Act)). Certain Trustees of the Fund are officers of the Investment Manager, and such “interested persons” of the Fund are not compensated by the Portfolios. Trustees do not receive benefits from the Fund pursuant to any pension, retirement or similar arrangement.

5. Securities Transactions and Transactions with Affiliates

Purchases and sales of portfolio securities (excluding in-kind transactions and short-term investments) for the period ended June 30, 2025 were as follows:

Portfolio	Purchases	Sales
Equity Megatrends	$29,686,265	$612,484
International Dynamic Equity	24,019,906	20,675,948
Japanese Equity	30,357,163	911,889
Next Gen Technologies	31,452,040	266,226

In-kind transactions associated with creation and redemptions for the period ended June 30, 2025, were as follows:

Portfolio	Purchases	Sales
International Dynamic Equity	$5,161,280	$2,414,511
Japanese Equity	2,776,842	—
Next Gen Technologies	788,375	1,077,586

For the period ended June 30, 2025, the Portfolios did not engage in any cross-trades in accordance with Rule 17a-7 under the 1940 Act, and no brokerage commissions were paid to affiliates of the Investment Manager or other affiliates of the Fund for portfolio transactions executed on behalf of the Fund.

6. Investment Risks

Not all risks described below apply to all Portfolios, or may not apply to the same degree for one or more Portfolios compared to

Semi-Annual Financial Statements   39

one or more other Portfolios. In addition, not all risks applicable to an investment in a Portfolio are described below. Please see the current summary prospectus for the relevant Portfolio(s) or a current Portfolio prospectus for further information regarding a Portfolio’s investment strategy and related risks.

(a) Market Risk—The Portfolio may incur losses due to declines in one or more markets in which it invests. These declines may be the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s). To the extent that such developments impact specific industries, market sectors, countries or geographic regions, the Portfolio’s investments in such industries, market sectors, countries and/or geographic regions can be expected to be particularly affected, especially if such investments are a significant portion of its investment portfolio. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers worldwide. As a result, local, regional or global events such as war or military conflict, acts of terrorism, the spread of infectious illness or other public health issues, social unrest, natural disasters, extreme weather, other geological events, man-made disasters, supply chain disruptions, deflation, inflation, government defaults, government shutdowns, the imposition of sanctions or other similar measures, recessions or other events could have a significant negative impact on global economic and market conditions. For example, a public health or other emergency and aggressive responses taken by many governments or voluntarily imposed by private parties, including closing borders, restricting travel and imposing prolonged quarantines or similar restrictions, as well as the closure of, or operational changes to, many retail and other businesses, may have severe negative impacts on markets worldwide. Additionally, general market conditions may affect the value of a Portfolio’s securities, including changes in interest rates, currency rates or monetary policies. Furthermore, the imposition of tariffs, trade restrictions, currency restrictions or similar actions (or

40   Semi-Annual Financial Statements

retaliatory measures taken in response to such actions), or the threat or potential of one or more such events and developments, could lead to price volatility and overall declines in the US and global investment markets.

(b) Non-US Securities Risk—A Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Non-US securities may be subject to economic sanctions or other similar governmental actions or developments, which could, among other things, effectively restrict or eliminate the Portfolio’s ability to purchase or sell certain foreign securities. To the extent the Portfolio holds securities subject to such actions, the securities may become difficult to value and/or less liquid (or illiquid). In some cases, the securities may become worthless. In addition, investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates.

(c) Emerging Market Risk—Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The economies of countries with emerging markets may be based predominantly on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme debt burdens or volatile inflation rates. Further, investments in securities of issuers located in certain emerging countries involve the risk of loss resulting from problems in share registration, settlement or custody, substantial economic, political and social disruptions and the imposition of sanctions or exchange controls (including repatriation restrictions). The securities markets of emerging market countries have historically been extremely volatile and less liquid than more developed markets. These market conditions may continue or worsen. Investments in these countries may be subject to political, economic, legal, market and currency risks. Significant devaluation

Semi-Annual Financial Statements   41

of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies.

(d) Foreign Currency Risk—Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. A Portfolio’s investments denominated in such currencies (particularly currencies of emerging markets countries), as well as any investments in currencies themselves, could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of currencies. Irrespective of any foreign currency exposure hedging, a Portfolio may experience a decline in the value of its portfolio securities, in US dollar terms, due solely to fluctuations in currency exchange rates. The Investment Manager does not intend to actively hedge a Portfolio’s foreign currency exposure.

(e) Country Risk—Implementation of the Portfolio’s investment strategy may, during certain periods, result in the investment of a significant portion of the Portfolio’s assets in a particular country, such as Japan, and the Portfolio would be expected to be affected by political, regulatory, market, economic and social developments affecting that country.

Over the last few decades, Japan’s economic growth rate had remained relatively low compared to that of its Asian neighbors and other major developed economies mainly due to deflation. The economy is characterized by an aging demographic, a declining population, a large government debt and a highly regulated labor market. Monetary and fiscal policies designed to stimulate economic growth in Japan have had limited success in the past prior to the current government. Overseas trade is important to Japan’s economy, although exports as a percentage of global domestic product is lower than other Asian countries and most developed countries. Japan has few natural resources and limited land area and is reliant on imports for its commodity needs. Fluctuations or shortages in relevant commodity markets could have a negative impact on Japan’s economy. The Japanese economy also faces several concerns, including a financial system

42   Semi-Annual Financial Statements

with large levels of nonperforming loans, over-leveraged corporate balance sheets, extensive cross-ownership by major corporations, a changing corporate governance structure, and large government deficits. These issues may cause a slowdown of the Japanese economy. The Japanese economy also can be adversely affected by trade tariffs, other protectionist measures, competition from emerging economies, and the economic conditions of its trading partners.

Japan has a growing economic relationship with China and other Southeast Asian countries, and economic, political or social instability in those countries, whether resulting from country, regional or global events, could have an adverse effect on Japan’s economy. Japan’s relations with its neighbors, particularly China, North Korea, South Korea and Russia, have at times been strained due to territorial disputes, historical animosities and defense concerns. Most recently, the Japanese government has shown concern over the increased nuclear and military activity by North Korea and China. Strained relations may cause uncertainty in the Japanese markets and adversely affect the overall Japanese economy, particularly in times of crisis. In addition, China has become an important trading partner with Japan. Japan’s political relationship with China, however, is strained and delicate. Should political tension increase, it could adversely affect the Japanese economy and destabilize the region as a whole.

The Japanese yen has fluctuated widely at times, and any increase in the yen’s value may cause a decline in Japan’s exports. The Japanese government has, in the past, intervened in the currency markets to attempt to maintain or reduce the value of the yen, and such intervention could cause the value of the yen to fluctuate sharply and unpredictably and could cause losses to investors.

Natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could occur in Japan or surrounding areas and could negatively affect the Japanese economy, and, in turn, could negatively affect the value of the Portfolio. The specific risks of investing in Japan, certain of which are summarized in this section, could, individually or in the aggregate, adversely impact investments in Japan.

Semi-Annual Financial Statements   43

(f) Sector Concentration Risk—The Portfolio will be concentrated (i.e., more than 25% of the value of the Portfolio’s assets) in securities of issuers having their principal business activities in the group of industries that comprise the industrials and information technology sectors, and the Portfolio would be expected to be affected by developments in that sector.

Information technology companies generally operate in intensely competitive markets on a worldwide basis. This level of competition can put pressure on the prices of their products and services which could adversely affect their profitability. Also, because technological development in many areas increases at a rapid rate, these companies often produce products with very short life cycles and face the risk of product obsolescence. Other risks include changes in consumer preferences, competition for qualified personnel, the effects of economic slowdowns, dependence on intellectual property rights and the impact of government regulation.

Companies in the industrials sector can be significantly affected by, among other things: supply and demand for products and services, product obsolescence, government regulation, changes in commodity prices, claims for environmental damage and product liability and imposition of import controls.

(g) Other Equity Securities Risk—Investments in rights and warrants involve certain risks, including the possible lack of a liquid market for resale, price fluctuations and the failure of the price of the underlying security to reach a level at which the right or warrant can be prudently exercised, in which case the right or warrant may expire without being exercised and result in a loss of the Portfolio’s entire investment.

(h) Depositary Receipts Risk—ADRs and similar depositary receipts typically will be subject to certain of the risks associated with direct investments in the securities of non-US companies, because their values depend on the performance of the underlying non-US securities. However, currency fluctuations will impact investments in depositary receipts differently than direct investments in non-US dollar-denominated non-US securities,

44   Semi-Annual Financial Statements

because a depositary receipt will not appreciate in value solely as a result of appreciation in the currency in which the underlying non-US dollar security is denominated.

(i) REIT Risk—A Portfolio’s investments in Real Estate Investments (as defined in the prospectus), could lose money due to the performance of real estate-related securities even if securities markets generally are experiencing positive results. The performance of Real Estate Investments may be determined to a great extent by the current status of the real estate industry in general, or by other factors that may affect the real estate industry, even if other industries would not be so affected. Consequently, Real Estate Investments could lead to investment results that may be significantly different from investments in other real assets categories or investments in the broader securities markets. The risks related to investments in Real Estate Investments include, but are not limited to: adverse changes in general economic and local market conditions; adverse developments in employment; changes in supply or demand for similar or competing properties; unfavorable changes in applicable taxes, governmental regulations and interest rates; operating or development expenses; and lack of available financing.

Due to certain special considerations that apply to REITs, investments in REITs may carry additional risks not necessarily present in investments in other securities. REIT securities (including those trading on national exchanges) typically have trading volumes that are less than those of securities of other types of companies, which may affect a Portfolio’s ability to trade or liquidate those securities. An investment in a REIT may be adversely affected if the REIT fails to comply with applicable laws and regulations, including failing to qualify as a REIT under the Code. Failure to qualify with any of these requirements could jeopardize a company’s status as a REIT. A Portfolio generally will have no control over the operations and policies of a REIT, including qualification as a REIT.

Semi-Annual Financial Statements   45

(j) Non-Diversification Risk—The Portfolio’s net asset value may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

(k) Quantitative Model Risk—The success of certain Portfolio’s investment strategy depends largely upon the effectiveness of the Investment Manager’s quantitative model. A quantitative model, such as the risk and other models used by the Investment Manager for certain Portfolios requires adherence to a systematic, disciplined process. The Investment Manager’s ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs. Factors that affect a security’s value can change over time, and these changes may not be reflected in the quantitative model. In addition, factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security’s value.

(l) Cybersecurity Risk—The Portfolios and its service providers are susceptible to operational and information security and related risks of cybersecurity incidents. Cybersecurity attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data or causing operational disruption. Cybersecurity incidents affecting the Investment Manager, transfer agent or custodian or other service providers such as financial intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, including by impediments to the Portfolio’s investment trading; the inability of Portfolio shareholders to purchase and redeem Portfolio shares; interference with the Portfolio’s ability to calculate its NAV; violations of applicable privacy, data security or other laws; regulatory fines and penalties; reputational damage; reimbursement or other compensation or remediation costs; legal fees; or additional compliance costs. Similar adverse consequences could result from

46   Semi-Annual Financial Statements

cybersecurity incidents affecting issuers of securities in which the Portfolio invests; counterparties with which the Portfolio engages in transactions; governmental and other regulatory authorities, exchange and other financial market operators; and banks, brokers, dealers, insurance companies and other financial institutions and other parties. There are inherent limitations in any cybersecurity risk management systems or business continuity plans, including the possibility that certain risks have not been identified.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnification provisions. A Portfolio’s maximum exposure under these arrangements is unknown. Management has reviewed the Trust’s existing contracts and expects the risk of loss to be remote.

8. Fair Value Measurements

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. The Fair Value Measurements and Disclosures provisions of GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The fair value measurement level within the fair value hierarchy for the assets and liabilities of the Fund is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities

Semi-Annual Financial Statements   47

●	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
●	Level 3 – significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of assets and liabilities)

Changes in valuation methodology or inputs may result in transfers into or out of the current assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following table summarizes the valuation of the Portfolios’ assets and liabilities by each fair value hierarchy level as of June 30, 2025:

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
Equity Megatrends ETF
Common Stocks *	$35,425,489	$—	$—	$35,425,489
Short-Term Investments	866,231	—	—	866,231
Total	$36,291,720	$—	$—	$36,291,720

International Dynamic Equity ETF
Common Stocks*
Argentina	$42,599	$—	$—	$42,599
Australia	1,494,320	—	—	1,494,320
Belgium	145,403	—	—	145,403
Brazil	307,656	—	—	307,656
Burkina Faso	54,873	—	—	54,873
Canada	2,829,006	—	—	2,829,006
China	3,626,738	—	—	3,626,738
Denmark	242,355	—	—	242,355
France	2,444,058	—	—	2,444,058
Germany	1,560,137	—	—	1,560,137
Greece	338,159	—	—	338,159
Hong Kong	692,470	—	—	692,470
Hungary	83,169	—	—	83,169

48   Semi-Annual Financial Statements

Description	Unadjusted Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2025
India	$1,409,340	$—	$—	$1,409,340
Indonesia	149,569	—	—	149,569
Ireland	88,463	—	—	88,463
Israel	279,252	—	—	279,252
Italy	1,416,987	—	—	1,416,987
Japan	5,336,083	—	—	5,336,083
Malaysia	50,546	—	—	50,546
Mexico	43,335	—	—	43,335
Netherlands	1,489,910	—	—	1,489,910
New Zealand	82,954	—	—	82,954
Norway	291,408	—	—	291,408
Philippines	226,284	—	—	226,284
Poland	306,922	—	—	306,922
Saudi Arabia	202,813	—	—	202,813
Singapore	494,569	—	—	494,569
South Africa	361,126	—	—	361,126
South Korea	1,716,516	—	—	1,716,516
Spain	758,218	—	—	758,218
Sweden	588,572	—	—	588,572
Switzerland	535,639	—	—	535,639
Taiwan	2,271,147	—	—	2,271,147
Thailand	37,781	118,380	—	156,161
Turkey	122,401	—	—	122,401
United Arab Emirates	303,515	—	—	303,515
United Kingdom	3,729,745	—	—	3,729,745
United States	2,908,335	—	—	2,908,335
Preferred Stocks*	317,456	—	—	317,456
Warrants*	—	—	0	0
Total	$39,379,829	$118,380	$0	$39,498,209

Japanese Equity ETF
Common Stocks*	$37,122,438	$—	$—	$37,122,438
Total	$37,122,438	$—	$—	$37,122,438

Next Gen Technologies ETF
Common Stocks*	$42,047,333	$—	$—	$42,047,333
Short-Term Investments	591,537	—	—	591,537
Total	$42,638,870	$—	$—	$42,638,870

*	Please refer to Portfolios of Investments for portfolio holdings by country.

Semi-Annual Financial Statements   49

Certain equity securities to which footnote (‡) in the Notes to Portfolios of Investments applies are included in Level 2 and were valued based on reference to similar securities that were trading on active markets.

An investment may be classified as a Level 3 investment if events (e.g., company announcements, market volatility, or natural disasters) occur that are expected to materially affect the value of this investment or if a price is not available through a pricing source in the Trust’s pricing matrix. In this case, the investment will be valued by the Valuation Sub-Committee of the Trust’s Valuation and Liquidity Committee, reflecting its fair market value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Sub-Committee include, but are not limited to, valuation techniques such as using theoretical ex-rights price models, applying a change in price from a market proxy to a halted security, or determining the intrinsic value of securities.

When determining the price for Fair Valued Investments, the Valuation Sub-Committee seeks to determine the price that each affected Portfolio might reasonably expect to receive or pay from the current sale or purchase of the Fair Valued Investment in an arm’s-length transaction. Any fair value determinations shall be based upon all available information and factors that the Valuation Sub-Committee deems relevant and consistent with the principles of fair value measurements.

9.	Capital Share Transactions

Portfolios issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a portfolio and redemption proceeds are paid with a basket of securities from a portfolio’s with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A portfolio’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a

50   Semi-Annual Financial Statements

transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

10.	Reorganization

At a meeting held on January 9, 2025 the Board approved the reorganization of Lazard International Equity Advantage Portfolio (the “Target Portfolio”), a series of The Lazard Funds, Inc., into Lazard International Dynamic Equity ETF (the “Acquiring Portfolio”) a newly organized series of the Trust (the “Reorganization”). The Reorganization was completed on May 9, 2025. The Reorganization was accomplished by a tax-free exchange of shares (with the exception of cash paid to the shareholders of the Target Fund in lieu of fractional shares of the Acquiring Fund) of the Acquiring Fund for Institutional Shares of the Target Fund of equivalent aggregate net asset value. The Open Shares of the Target Fund were converted into the Institutional Shares prior to the Reorganization date. Pursuant to the Agreement and Plan of Reorganization, the Target Fund was converted to an ETF on the Reorganization Date. The Acquiring Fund had no investment operations or performance history prior to the Reorganization Date. The Acquiring Fund is the surviving legal entity, but has adopted the performance and financial history of the Target Fund, which is included in these financial statements. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Target Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The table below shows a summary of Investments, unrealized appreciation/(depreciation), net assets, shares exchanged and shares exchanged Ratio before and after the Reorganization.

Target Portfolio	Investments	Unrealized appreciation (depreciation)	Net assets	Shares exchanged	Shares exchanged ratio
Lazard International Equity Advantage Portfolio	$30,742,622	$3,383,314	$31,068,910	$2,367,951	0.524824

Semi-Annual Financial Statements   51

Acquiring Portfolio	Net assets	Total net assets after the acquisition
Lazard International Dynamic Equity ETF	$25	$31,068,935

Assuming the acquisition of Lazard International Equity Advantage Portfolio had been completed on January 1, 2025, the beginning of the reporting period, Lazard International Dynamic Equity ETF’s pro forma results of operations for the period ended June 30, 2025 were as follows:

Acquiring Portfolio	Net investment income (loss)	Total net realized gain (loss)	Total change in net unrealized appreciation (depreciation)	Net increase (decrease) in net assets resulting from operations
Lazard International Dynamic Equity ETF	$850,588	$2,520,965	$3,848,638	$7,220,191

Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of International Equity Advantage Portfolio that have been included in International Dynamic Equity ETF’s Statement of Operations since May 9, 2025.

For financial reporting purposes, assets received and shares issued by International Dynamic Equity ETF were recorded at fair value; however, the cost basis of the investments received from International Equity Advantage Portfolio in the amount of $27,359,308, was carried forward to align ongoing reporting of International Dynamic Equity ETF’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

11.	Segment Reporting

During the period ended June 30, 2025, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which enhances segment information disclosure in the notes to the financial statements. An operating segment, as defined in ASU 2023-07, is a component of a public entity that

52   Semi-Annual Financial Statements

engages in business activities from which it may recognize revenues and incur expenses. The Chief Operating Officer of the Investment Manager acts as the chief operating decision maker (“CODM”) for the Fund, which includes multiple portfolios with distinct investment objectives and investment strategies outlined in the Fund’s prospectus. Each Portfolio operates as a single operating segment, the operating results are regularly reviewed by the CODM for resource allocation and performance assessment. The financial information provided to and reviewed by the CODM is presented within each segment’s financial statements.

12.	New Accounting Pronouncements

In December 2023, the Financial Accounting Standards Board (FASB) issued ASU 2023-09 (the “ASU”), amending ASC 740-10-50-12, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures to enhance transparency and consistency in income tax disclosures. The update requires more detailed disaggregation of tax rate reconciliation by jurisdiction. The ASU will be effective for annual reporting periods beginning after December 15, 2024. Management is currently assessing the impact of the ASU on the financial statements and disclosures.

13.	Subsequent Events

Management has evaluated subsequent events potentially affecting the Portfolios through the issuance of the financial statements and has determined that there were no subsequent events that required adjustment or disclosure.

Semi-Annual Financial Statements   53

Lazard Active ETF Trust Other Information (N-CSR Item 7) (unaudited)

Proxy Voting

A description of the policies and procedures used to determine how proxies relating to Fund portfolio securities are voted is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the Securities and Exchange Commission (the “SEC”) website at https://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling (800) 823-6300 or (2) on the SEC’s website at https://www.sec.gov. Information as of June 30 each year will generally be available by the following August 31.

Schedule of Portfolio Holdings

The Fund files the complete schedule of each Portfolio’s holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at https://www.sec.gov.

54   Semi-Annual Financial Statements

Lazard Active ETF Trust Additional Information (unaudited)

Changes in and Disagreements with Accountants (N-CSR Item 8)

This information is not applicable for the reporting period.

Proxy Disclosures (N-CSR Item 9)

This information is not applicable for the reporting period.

Remuneration Paid to Directors, Officers, and Others (N-CSR Item 10)

This information can be found in N-CSR Item 7, Note 4.

Statement Regarding Basis for Approval of Investment Advisory Contract (N-CSR Item 11)

At meetings of the Board held on January 9, 2025 (the “January Meeting”) and February 25, 2025 (the “February Meeting”), the Board considered the approval of the Management Agreement between Lazard Active ETF Trust (“LAE”), on behalf of Lazard Equity Megatrends ETF (“THMZ”), Lazard International Dynamic Equity ETF (“IEQ”), Lazard Japanese Equity ETF (“JPY”) and Lazard Next Gen Technologies ETF (“TEKY”) (each, a “Portfolio” and together, the “Portfolios”), and the Investment Manager, with the Board considering the approval of the Management Agreement with respect to IEQ at the January Meeting only. The Independent Trustees were assisted in their review by independent legal counsel, who advised the Board on relevant legal standards and met with the Independent Trustees in executive sessions separate from representatives of the Investment Manager.

Representatives of the Investment Manager discussed with the Board the Investment Manager’s written materials provided in advance of the meetings relating to the organization of the Portfolios. Certain information was provided by reference to information presented by the Investment Manager in connection with (i) organizational Board meetings for LAE held on November 7, 2024 and December 3, 2024 (the “December Meeting”) and (ii) the Board’s consideration of renewal of the Management Agreement between The Lazard Funds, Inc., Lazard Retirement Series, Inc. and Lazard Global Total Return and Income Fund, Inc. on behalf of their existing Portfolios, and the Investment Manager at Board meetings held on June 5, 2024 and June 26, 2024.

Semi-Annual Financial Statements   55

Services Provided

The Investment Manager’s materials addressed, among other matters, the nature, extent and quality of services that the Investment Manager would provide to each Portfolio, including a discussion of the Investment Manager and its clients (of which the existing Lazard Funds complex of 29 active funds comprised approximately $18 billion of the approximately $226 billion of total assets under the management of the Investment Manager and its global affiliates as of December 31, 2024). The Board also received presentations at the December Meeting on the investment strategy to be employed for each Portfolio.

The Board considered the various services to be provided by the Investment Manager, including the Investment Manager’s research, portfolio management and trading capabilities and oversight of day-to-day operations, including supervision of fund accounting and administration-related services and assistance in meeting legal and regulatory requirements, as well as regular reporting to, and support of, the Board. The Investment Manager’s representatives stated that the Investment Manager believes that each Portfolio and its respective shareholders would be able to obtain significant benefits as a result of the resources and support of the Investment Manager’s global research, portfolio management, trading, operations, risk management, technology and legal and compliance infrastructure. The Board also considered information provided by the Investment Manager regarding its resources relevant to providing services pursuant to the Management Agreement; the qualifications, experience and other information regarding senior management and key professional personnel responsible for providing services to the Portfolios; trends in recent years in the number of personnel involved in providing services to the funds in the Lazard Funds complex and the adequacy of the Investment Manager’s staffing to provide services pursuant to the Management Agreement; the distribution channels and the relationships with various intermediaries; marketing and shareholder servicing activities on behalf of funds in the Lazard Funds complex, which would include the Portfolios; and the Investment Manager’s financial condition.

56   Semi-Annual Financial Statements

The Board accepted the assertion of representatives of the Investment Manager that each Portfolio would be expected to benefit from the services and infrastructure provided by the Investment Manager and that such services and infrastructure would be greater than those typically provided to a $18 billion fund complex not managed by a large, global firm such as the Investment Manager.

Comparative Fee and Expense Ratio Information

ISS Advisory Fee and Expense Ratio Comparisons. The Board reviewed, for each Portfolio, information prepared by Institutional Shareholder Services, Inc. (“ISS”), an independent provider of investment company data, including, among other information, each Portfolio’s proposed contractual advisory fee (i.e., without giving effect to any fee waivers), compared to those of groups of funds not advised by the Investment Manager selected by ISS as comparable, for expense comparison purposes, with respect to each Portfolio in terms of relevant criteria as appropriate, with certain exclusions as specified by ISS (the “Expense Peer Groups”1). The Board considered the terms of, and scope of services that the Investment Manager would provide under, the Management Agreements, including, where applicable, (i) the Investment Manager’s agreement to pay all of the direct expenses of each Portfolio (except for the fee payment under the Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses); (ii) the Investment Manager’s agreement to pay a portion of each Portfolio’s offering costs during the Portfolio’s first year of operations to prevent offering costs borne by each Portfolio from exceeding agreed upon limits; and (iii) with respect to THMZ and TEKY, the Investment Manager’s commitment to waive a portion of its management fee payable for at least the first year of each Portfolio’s operations.

1	The ISS materials outlined the process for constructing the Expense Peer Groups. Representatives of the Investment Manager and independent legal counsel had previously discussed with the Board in further detail the methodology used by ISS in constructing the Expense Peer Groups, including how the methodology could affect the results of the comparisons.

Semi-Annual Financial Statements   57

The results of the ISS comparisons showed that the advisory fee (after giving effect to any applicable fee waivers) and net expense ratio of each Portfolio were generally competitive within each Portfolio’s respective Expense Peer Group.

Other Accounts Advisory Fee Comparison. The Board also considered the actual advisory fees paid to the Investment Manager by other accounts of the Investment Manager that are comparable to each Portfolio in terms of investment objectives, strategies and policies, if any (including other investment companies and other pooled investment vehicles, “Other Accounts”). Representatives of the Investment Manager discussed the nature of the Other Accounts and the significant differences in services provided by the Investment Manager to the different types of Other Accounts as compared to the services provided to the Portfolios, as applicable. The Board considered the relevance of the fee information provided for Other Accounts, in light of the Investment Manager’s discussion of the significant differences in services provided, to evaluate the advisory fees of the relevant Portfolios. The Investment Manager reported to the Board that it did not manage any other funds or accounts that utilize the same investment strategy as TEKY. Consequently, there was no advisory fee or performance information of such funds or accounts for the Board to consider.

Investment Manager Profitability and Economies of Scale
Representatives of the Investment Manager noted that because each Portfolio is newly formed, has not commenced operations and the eventual aggregate amount of each Portfolio’s assets was uncertain, specific information concerning the cost of services to be provided to each Portfolio and the estimated profitability percentage of the Management Agreement with LAE, on behalf of each Portfolio, to the Investment Manager and its affiliates from their relationships with each Portfolio and economies of scale would be subject to a number of assumptions and would be speculative and not meaningful. The Investment Manager representatives stated that they did not expect the Investment Manager to realize any current profits on each Portfolio initially, noting the Investment Manager’s agreement to pay a portion of

58   Semi-Annual Financial Statements

each Portfolio’s offering costs during each Portfolio’s first year of operations and to waive fees, with respect to THMZ and TEKY for at least their first year of operations. In connection with the fee waiver with respect to THMZ and TEKY, the Board determined to revisit this waiver prior to their expiration. Representatives of the Investment Manager reviewed with the Board information provided on the Investment Manager’s brokerage and soft dollar practices. The Investment Manager’s representatives stated that neither the Investment Manager nor its affiliates were expected to receive any significant ancillary benefits from the Investment Manager acting as investment manager to the Portfolios other than the benefit of soft dollar commissions in connection with managing the Portfolios. The representatives of the Investment Manager stated that the Investment Manager intends to pay for each Portfolio’s distribution expenses out of its resources under the unitary fee structure.

Conclusions and Determinations

At the conclusion of the discussions at the January Meeting, with respect to IEQ, and at the February meeting with respect to THMZ, JPY and TEKY, the Board members expressed the opinion that they had been furnished with such information as may reasonably be necessary to make an informed business decision with respect to the evaluation of the Management Agreement with LAE, on behalf of the Portfolios. Based on its discussions and considerations as described above, with the assistance of independent legal counsel and in the exercise of its business judgment, the Board made the following conclusions and determinations.

●	The Board concluded that the nature, extent and quality of the services to be provided by the Investment Manager are adequate and appropriate, noting the benefits of the significant services and infrastructure associated with an approximately $226 billion global asset management business.

●	The Board concluded that each Portfolio’s fee to be paid to the Investment Manager was appropriate under the circumstances and in light of the factors and the totality of the services to be provided as discussed above.

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●	The Board recognized that potential economies of scale may be realized, particularly as the assets of each Portfolio increase, and determined that it would continue to consider the potential for material economies of scale and how they could be shared with investors.

In evaluating the Management Agreement with LAE, on behalf of the Portfolios, the Board relied on the information described above as well as other information provided by the Investment Manager. The Board members also relied on their previous knowledge, gained through meetings and other interactions with the Investment Manager, of the Investment Manager and the services provided by the Investment Manager to funds overseen by the Board in the Lazard Funds complex. The Board considered these conclusions and determinations in their totality as well as other relevant factors and determined to approve the Management Agreement with LAE, on behalf of the Portfolios. In deciding whether to vote to approve the Management Agreement with LAE, on behalf of the Portfolios, each Trustee may have accorded different weights to different factors so that each Trustee may have had a different basis for his or her decision.

60   Semi-Annual Financial Statements

Lazard Active ETF Trust

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

www.lazardassetmanagement.com

Investment Manager

Lazard Asset Management LLC

30 Rockefeller Plaza

New York, New York 10112-6300

Telephone: 800-823-6300

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

Custodian, Transfer Agent and Dividend Disbursing Agent

State Street Bank and Trust Company

One Iron Street

Boston, Massachusetts 02210-1641

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112-0015

Legal Counsel

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036-6797

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant’s remuneration paid to directors, officers and others is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The Registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors during the period covered by this report.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) The Code of Ethics is not applicable to this semi-annual report.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certifications of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Active ETF Trust

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Nathan A. Paul

Nathan A. Paul

Chief Executive Officer

Date: September 4, 2025

By /s/ Christina Kennedy

Christina Kennedy

Chief Financial Officer

Date: September 4, 2025